Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 07, 2021
Entity Registrant Name	Franklin Templeton Trust
Entity Central Index Key	0001786958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 07, 2021
Document Effective Date	Feb. 08, 2022
Prospectus Date	Apr. 06, 2021